INCOME TAX (Details Narrative) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
HONG KONG
Corporate tax rate	16.50%
Operating Loss Carryforwards	$ 36,801,415	$ 31,687,236
MALAYSIA
Corporate tax rate	24.00%
Operating Loss Carryforwards	$ 502,913	573,219
INDONESIA
Corporate tax rate	22.00%
Operating Loss Carryforwards	$ 89,576	2,081,217
SINGAPORE
Corporate tax rate	17.00%
Operating Loss Carryforwards	$ 294,942	503,580
UNITED KINGDOM
Corporate tax rate	19.00%
Operating Loss Carryforwards	$ 696,906	$ 727,333